Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2012
Impairment Charges [Abstract]
Impairment Charges

		Years Ended December 31,
		2012	2011	2010
Net investments in properties	(a)	$4,754	$7,515	$-
Net investments in direct financing leases		10	1,925	1,276
Total impairment charges included in expenses		4,764	9,440	1,276
Equity investments in real estate	(b)	6,879	3,833	1,046
Total impairment charges included in income from continuing operations		11,643	13,273	2,322
Impairment charges included in discontinued operations		11,294	14,223	8,532
Total impairment charges		$22,937	$27,496	$10,854